LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Schedule of lease rental receivables

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Current assets:
Direct financing leases	402,633	369,147	56,574
Sales-type leases	80,730	127,980	19,614
	483,363	497,127	76,188
Non-current assets:
Direct financing leases	775,420	344,425	52,785
Sales-type leases	217,840	303,253	46,476
	993,260	647,678	99,261
Total	1,476,623	1,144,805	175,449

10.   LEASES (CONTINUED)

Leases of motor vehicles and logistic equipment as Lessor (continued)

Schedule of net investment in direct financing and sales-type leases

	As at December 31
	2019	2020	2020
	RMB	RMB	US$

Total minimum lease payments receivable	1,693,161	1,296,869	198,754
Less: Executory costs	—	—	—
Minimum lease payments receivable	1,693,161	1,296,869	198,754
Less: Allowance for credit losses	(11,014)	(14,296)	(2,191)
Net minimum lease payments receivable	1,682,147	1,282,573	196,563
Unguaranteed residuals	—	—	—
Less: Unearned income	(205,524)	(137,768)	(21,114)
Net investment in financing leases	1,476,623	1,144,805	175,449
Current portion	483,363	497,127	76,188
Non-current portion	993,260	647,678	99,261

Schedule of future minimum lease payments to be received

	As at December 31
	2020
	RMB	US$
For the year ending December 31, 2021	464,432	71,179
For the year ending December 31, 2022	457,386	70,097
For the year ending December 31, 2023	195,797	30,007
For the year ending December 31, 2024	101,447	15,547
For the year ending December 31, 2025	46,974	7,199
Thereafter	16,537	2,534
Total minimum lease payments	1,282,573	196,563
Unearned income	(137,768)	(21,114)
Net investment in direct financing and sales-type leases	1,144,805	175,449

Schedule of components of lease cost

	For the years ended December 31
	2019	2020	2020
	RMB	RMB	US$
Operating lease cost	1,194,534	1,276,501	195,632
Short-term lease cost	124,269	162,342	24,880
Financing lease cost:
Amortization of ROU assets	3,390	3,355	514
Interest	304	245	38

Total lease cost	1,322,497	1,442,443	221,064

Schedule of other information about leases for lessee

	For the years ended December 31
	2019	2020	2020
Other information	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,191,587	1,429,951	219,150
Operating cash flows from financing leases	304	245	38
Financing cash flows from financing leases	1,215	1,179	181
ROU assets obtained in exchange for new operating lease liabilities	1,512,448	908,441	139,225
ROU obtained in exchange for new finance lease liabilities	1,054	2,023	310
Weighted-average remaining lease term (in years):
Operating leases	5.41	3.94
Financing leases	2.75	3.25
Weighted-average discount rate:
Operating leases	7.74%	7.64%
Financing leases	7.38%	5.19%

Schedule of future minimum lease payments for operating and financing leases

	Operating Leases		Financing leases
	RMB	US$	RMB	US$
For the year ended December 31,2021	1,207,647	185,080	1,753	267
For the year ended December 31,2022	1,033,372	158,371	1,231	189
For the year ended December 31,2023	876,146	134,275	989	152
For the year ended December 31,2024	672,721	103,099	532	81
For the year ended December 31,2025	422,324	64,724	115	18
Thereafter	571,516	87,589	—	—
Total minimum lease payments	4,783,726	733,138	4,620	707
Less: imputed interest	756,092	115,876	341	52
Total lease liability balance	4,027,634	617,262	4,279	655

Minimum payments related to leases not yet commenced as of December 31, 2020	749,130	114,809	—	—